Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

19            Provisions

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Balance as of January 1, 2021	Provisions	Balance as of December 31, 2021	Provisions	Provisions assumed in a business combination (note 9.3.c)	Reversal of provisions assumed in a business combination	Reversal	Payments	Balance as of December 31, 2022
Tax	11	120	131	77	-	-	(3)	-	205
Labor	150	352	502	582	13,583	(2,240)	(270)	(15)	12,142
Total Provisions	161	472	633	659	13,583	(2,240)	(273)	(15)	12,347

The main labor lawsuits above refer to the compliance with a minimum quota of employees with disabilities and lack of control over working hours.

In relation to the business combination with Box 1824, the Group has also assumed an amount of R$ 11,343 (R$ 13,583 on the acquisition date) related to labor contingencies liability (note 9.3.c/d).

Additionally, the Group is a party to civil, labor and tax lawsuits, whose likelihood of loss is regarded as possible, for which no provision was recorded, in the amount of R$ 10,563 as of December 31, 2022 (R$ 4,292 as of December 31, 2021).

The main discussion assessed as possible loss refers to:

•	Tax lawsuits related to non-contribution tax credits referring to payroll in the period from January 1 to December 31, 2011.
•	In relation to the business combination with Box 1824 (note 9.3), the Group has also assumed the labor contingencies liability, for which no provision was recorded, in the amount of R$ 6,283 as of December 31, 2022.

Judicial deposits

As of December 31, 2022, the Group’s judicial deposits totaled R$ 9,819 (R$ 3,079 as of December 31, 2021), recognized in the statement of financial position, in non-current assets. Of this amount, R$ 9,405 (R$ 2,933 as of December 31, 2021) refers to tax lawsuits, R$ 415 (R$ 142 as of December 31, 2021) refers to labor lawsuits and R$ 4 as of December 31, 2021 refers to civil lawsuits.